SHARE CAPITAL (Details) - USD ($)			3 Months Ended		6 Months Ended
	Jan. 17, 2023	Jun. 17, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Sale of stock, number of shares authorized for sale, value		$ 125,000,000
Sale of stock, price per share (in usd per share)				$ 1.96		$ 1.93
Gross consideration for shares sold				$ 4,347,838		$ 9,430,894
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs				3,662,305		8,617,953
Payments for share issue costs				685,533		812,941
Accounts receivable			$ 58,542,074		$ 58,542,074		$ 75,641,780
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs			$ 0	$ 0	0	4,175,836
Over-Allotment Option
Disclosure of classes of share capital [line items]
Issuance of shares through "at-the-market" equity program (in shares)	2,952,755
Gross consideration for shares sold	$ 7,499,998
Payments for share issue costs	$ 664,522
Sale of stock, number of shares issued (in shares)	2,952,755
Sale of stock, price per share (in USD per share)	$ 2.54
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	$ 6,835,476
December 2022 Offering
Disclosure of classes of share capital [line items]
Gross consideration for shares sold					4,592,772
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs					4,175,836
Payments for share issue costs					$ 416,936
Sale of stock, number of shares issued (in shares)					2,952,755
Commission Costs
Disclosure of classes of share capital [line items]
Payments for share issue costs						141,463
Commission Costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs					$ 302,642
Legal Costs
Disclosure of classes of share capital [line items]
Payments for share issue costs						$ 671,478
Legal Costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs					$ 114,294
Share capital
Disclosure of classes of share capital [line items]
Issuance of shares through "at-the-market" equity program (in shares)				2,213,939		4,894,060
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs						$ 8,617,953
Sale of stock, number of shares settled (in shares)				1,287,272		1,287,272
Accounts receivable				$ 2,378,915		$ 2,378,915